TAXATION - Composition of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Income/(loss) before income taxes	¥ 7,490,165	$ 1,054,966	¥ 1,976,709	¥ 1,089,903
Cayman Islands
TAXATION
Income/(loss) before income taxes	(607,235)		(639,136)	199,956
PRC
TAXATION
Income/(loss) before income taxes	9,798,930		2,743,467	1,120,667
Other countries
TAXATION
Income/(loss) before income taxes	¥ (1,701,530)		¥ (127,622)	¥ (230,720)